Share-Based Compensation - Equity settled share based payment arrangements (Detail)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options outstanding, beginning of period, Number of options	2,297,975	3,089,229
Exercised, Number of options	(186,314)	(217,845)
Forfeited, Number of options	(118,935)	(318,840)
Expired, Number of options	(466,403)	(254,569)
Options outstanding, end of period, Number of options	1,526,323	2,297,975
Options exercisable, end of period, Number of options	1,237,006	1,589,639	1,237,006
Options outstanding, beginning of period, Weighted average exercise price | $ / shares	$ 11.12	$ 10.77
Exercised, Weighted average exercise price | $ / shares	5.95	5.87
Forfeited, Weighted average exercise price | $ / shares	8.45	9.54
Expired, Weighted average exercise price | $ / shares	15.33	13.32
Options outstanding, end of period, Weighted average exercise price | $ / shares	10.67	11.12
Options exercisable, end of period, Weighted average exercise price | (per share)	$ 11.54	$ 12.52	$ 11.54